Goodwill - Assumptions for Cash Generating Unit (Details) - Goodwill	Dec. 31, 2024	Dec. 31, 2023
Energy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.30%	12.90%
Breakeven discount rate	20.80%	35.50%
Valuation revenue growth rate	1.20%	0.80%
Breakeven revenue growth rate	(4.80%)	(8.90%)
Breakeven terminal value growth rate	(19.40%)	(52.30%)
Valuation cost growth rate	2.00%	3.20%
Breakeven cost growth rate	12.20%	17.30%
CSC Commodities UK Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.30%	12.90%
Breakeven discount rate	27.20%	16.70%
Valuation revenue growth rate	2.40%	3.20%
Breakeven revenue growth rate	(5.20%)	1.00%
Breakeven terminal value growth rate	(49.20%)	(2.10%)
Valuation cost growth rate	3.20%	3.20%
Breakeven cost growth rate	13.70%	15.20%
Agriculture
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.70%	12.90%
Breakeven discount rate	40.70%	43.20%
Valuation revenue growth rate	1.20%	2.40%
Breakeven revenue growth rate	(10.90%)	(10.20%)
Breakeven terminal value growth rate		(157.20%)
Valuation cost growth rate	2.00%	3.20%
Breakeven cost growth rate	20.10%	22.20%
Volatility Performance Fund S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	0.00%	9.70%
Breakeven discount rate	0.00%	4.90%
Valuation revenue growth rate	0.00%	3.20%
Breakeven revenue growth rate	0.00%	8.70%
Breakeven terminal value growth rate	0.00%	5.80%
Valuation cost growth rate	0.00%	3.20%
Breakeven cost growth rate	0.00%	(7.10%)
Rosenthal Collins Group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	11.60%	11.10%
Breakeven discount rate	17.90%	150.80%
Valuation revenue growth rate	2.40%	1.20%
Breakeven revenue growth rate	(0.90%)	0.20%
Breakeven terminal value growth rate	(9.40%)
Valuation cost growth rate	3.20%	3.20%
Breakeven cost growth rate	7.80%
Volcap Trading Partners Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	11.30%	12.90%
Breakeven discount rate	12.40%	42.20%
Valuation revenue growth rate	2.40%	3.20%
Breakeven revenue growth rate	1.40%	(11.60%)
Breakeven terminal value growth rate	0.40%	(132.30%)
Valuation cost growth rate	3.20%	3.20%
Breakeven cost growth rate	5.10%	27.50%
X-Change Financial Access LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	11.60%	11.00%
Breakeven discount rate	15.20%	17.60%
Valuation revenue growth rate	2.40%	2.00%
Breakeven revenue growth rate	0.70%	(0.50%)
Breakeven terminal value growth rate	(3.80%)	(4.90%)
Valuation cost growth rate	3.20%	3.20%
Breakeven cost growth rate	5.60%	10.30%
Recycled Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	10.30%	12.90%
Breakeven discount rate	40.60%	14.10%
Valuation revenue growth rate	2.80%	3.20%
Breakeven revenue growth rate	(13.90%)	3.40%
Breakeven terminal value growth rate		0.70%
Valuation cost growth rate	3.20%	3.20%
Breakeven cost growth rate	28.40%	5.20%
ProTrader
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	12.30%	13.00%
Breakeven discount rate	59.00%	345.50%
Valuation revenue growth rate	2.40%	1.80%
Breakeven revenue growth rate	(2.20%)	(3.10%)
Valuation cost growth rate	3.20%	3.20%
Breakeven cost growth rate	8.50%	17.90%
Marex Spectron Europe Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	9.80%	9.00%
Breakeven discount rate	41.20%	19.80%
Valuation revenue growth rate	1.20%	3.20%
Breakeven revenue growth rate	(7.10%)	2.50%
Breakeven terminal value growth rate		(15.50%)
Valuation cost growth rate	2.00%	3.20%
Breakeven cost growth rate	16.30%	15.20%
Arfinco S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	10.90%	9.70%
Breakeven discount rate	11.70%	12.00%
Valuation revenue growth rate	2.40%	2.40%
Breakeven revenue growth rate	1.80%	1.30%
Breakeven terminal value growth rate	0.90%	(0.10%)
Valuation cost growth rate	3.20%	3.20%
Breakeven cost growth rate	4.30%	5.40%
OTCex
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	10.70%	10.30%
Breakeven discount rate	26.70%	11.40%
Valuation revenue growth rate	2.80%	3.20%
Breakeven revenue growth rate	(3.10%)	3.10%
Breakeven terminal value growth rate	(53.10%)	1.00%
Valuation cost growth rate	3.20%	2.20%
Breakeven cost growth rate	10.80%	2.60%
Cowen's Prime Services and Outsourced Trading Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax valuation discount rate	11.90%	10.50%
Breakeven discount rate	12.90%	19.80%
Valuation revenue growth rate	2.80%	3.30%
Breakeven revenue growth rate	2.50%	0.90%
Breakeven terminal value growth rate	0.60%	(11.00%)
Valuation cost growth rate	3.20%	1.10%
Breakeven cost growth rate	3.90%	5.40%